Accrued Expenses - Schedule of Restructuring Activities Included in Accrued Compensation and Benefits as Component of Accrued Expenses on Condensed Consolidated Balance Sheet (Detail) - USD ($)
$ in Thousands
	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Payables and Accruals [Abstract]
Employee severance benefits		$ 254
Employee retention benefits		260
Payments		(84)
Total	$ 400	$ 430